The Lipper Funds(SM)                                       Prospectus Supplement
Lipper High Income Bond Fund(SM)                                  April 30, 2002


The section of the Fund's Prospectus entitled "RISK RETURN SUMMARY--Performance Information--Annual Returns" (page 2, bar chart) is modified to reflect that 2001 total return for the Fund's Premier Share was 9.27%.

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                             THE LIPPER FUNDS, INC.

                            PART C. OTHER INFORMATION


Item 22.  Financial Statements

(a)     Registration Statement.

        (1) Financial Highlights for the year ended December 31, 2001 and previous years.

(b)     Annual Report.

        Included in Part B of the Registration Statement+:

        (i)     Statement of Assets and Liabilities dated December 31, 2001.+

        (ii)    Independent Accountants' Reports dated February 25, 2002.+

        (iii) Portfolio of Investments for the Lipper High Income Bond Fund dated December 31, 2001.+

        (iv) Portfolio of Investments for the Lipper U.S. Equity Fund dated December 31, 2001.+

        (v) Portfolio of Investments for the Lipper Prime Europe Equity Fund dated December 31, 2001.+

        (vi) Portfolio of Investments for the Lipper Mergers Fund dated December 31, 2001.+

        (vii) Statement of Assets and Liabilities for the Lipper High Income Bond Fund, Lipper U.S. Equity Fund, Lipper Prime Europe Equity Fund and Lipper Mergers Fund dated December 31, 2001.+

        (viii) Statement of Operations for the Lipper High Income Bond Fund, Lipper U.S. Equity Fund, Lipper Prime Europe Equity Fund and Lipper Mergers Fund for the period ended December 31, 2001.+

        (ix) Statement of Changes in Net Assets for the Lipper High Income Bond Fund, Lipper U.S. Equity Fund, Lipper Prime Europe Equity Fund and Lipper Mergers Fund for the periods ended December 31, 2001 and December 31, 2000.+

           + Incorporated by reference to the Annual Reports of the Lipper High Income Bond Fund, Lipper U.S. Equity Fund, Lipper Prime Europe Equity Fund and Lipper Mergers Fund for the year ended December 31, 2001 filed on March 8, 2002 with the SEC on Form N-30D (Accession No. 0000950110-02-000120).

Item 23. Exhibits:

(a)     Articles of Incorporation.

        (1) Registrant's Articles of Incorporation.

        (2) Registrant's Articles of Amendment and Restatement.*

        (3) Registrant's Certificate of Correction.

        (4) Registrant's Certificate of Correction.

        (5) Registrant's Articles of Amendment Changing Name of Series Pursuant to MGCL Section 2-605(a)(4).

        (6) Registrant's Articles Supplementary.%

        (7) Registrant's Articles of Amendment Changing Name of Series Pursuant to MGCL Section 2-605(a)(4) (attached hereto).

(b)     By-Laws.

        (1) Registrant's Amended and Restated By-Laws (as of December 26,
            1995).**

        (2) Registrant's Amended and Restated By-Laws (as of May 16, 2002) (attached hereto).

(c)     Instruments Defining Rights of Security Holders.

        (1) Form of Stock Certificate for Premier Shares of common stock.**

        (2) Form of Stock Certificate for Retail Shares of common stock.**

        (3) Form of Stock Certificate for Group Retirement Plan Shares of common stock.**

The rights of security holders of the Registrant are further defined in the following sections of the Registrant's By-Laws and Declaration:

        a. By-Laws.
           See Article I and Article V.

        b. Declaration.
           See Article V.

(d)     Investment Advisory Contracts.

        (1) Investment Advisory Agreement between Registrant and Lipper & Company, L.L.C. relating to the Lipper High Income Bond Fund.***

        (2) Investment Advisory Agreement between Registrant and Lipper & Company, L.L.C. relating to the Lipper U.S. Equity Fund.***

        (3) Investment Advisory Agreement between Registrant and Prime Lipper Asset Management relating to the Lipper Prime Europe Equity Fund.**

        (4) Investment Advisory Agreement between Registrant and Lipper & Company, L.L.C. relating to the Lipper Mergers Fund.%

(e)     Underwriting Contracts.

        (1) Distribution Agreement between Registrant and Lipper & Company, L.P.***

        (2) Addendum to Distribution Agreement between Registrant and Lipper and Company, L.P.%

(f)     Bonus or Profit Sharing contracts.

            None.

(g)     Custodian Agreements.

        (1) Global Custody Agreement between Registrant and The Chase Manhattan Bank.***

        (2) Custody Agreement between Registrant and Custodial Trust Company.&

(h)     Other Material Contracts.

        (1) Administration Agreement between Registrant and Chase Global Funds Services Company.***

        (2) Fund Accounting Services Agreement between Registrant and ALPS Mutual Funds Services, Inc.&

        (3) Transfer Agency of Services Agreement between ALPS Mutual Funds Services, Inc. and Registrant.&

        (4) Administration Agreement between ALPS Mutual Funds Services, Inc. and Registrant.&

        (5) Amendment to the Administration Agreement, Fund Accounting and Services Agreement and Transfer Agency and Services Agreement between ALPS Mutual Funds Services, Inc. and Registrant (attached hereto).

(i)     Legal Opinion.

        (1) Opinion and Consent of Piper & Marbury.**

        (2) Opinion of Venable, Baetjer and Howard, LLP.%

(j)     Other Opinions.

        (1) Consent of Independent Accountants.&

(k)     Omitted Financial Statements.

            None.

(l)     Initial Capital Agreements.

        (1) Purchase Agreement among Registrant, Lipper & Company, L.L.C. and Prime Lipper Asset Management.***

(m)     Rule 12b-1 Plan.

        (1) Amended and Restated Retail Distribution Plan.***

        (2) Form of Group Retirement Servicing Plan.***

        (3) Addendum to Amended and Restated Distribution Plan.%

(n)     Financial Data Schedule.

        (1) Financial Data Schedules.***

(o)     Rule 18f-3 Plan.

        (1) Multiclass Plan.***

        (2) Addendum to Multiclass Plan.%

(p)     Power of Attorney.

        (1) Powers of Attorney for Kenneth Lipper, Abraham Biderman and Stanley Brezenoff.*

        (2) Power of Attorney for Irwin Russell.**

        (3) Power of Attorney for Martin Maltz.***

(q)     Codes of Ethics

        (1) Code of Ethics of The Lipper Funds, Inc.#

        (2) Code of Ethics of Lipper & Company, L.L.C.#

        (3) Code of Ethics Prime Lipper Asset Management.#

        (4) Code of Ethics of Lipper & Company, L.P.#

        (5) Addendum to Code of Ethics of The Lipper Funds, Inc.%

        (6) Addendum to Code of Ethics of Lipper & Company, L.L.C.%
----------
         + Incorporated by reference to Registration Statement filed with the SEC on October 10, 1995.

         * Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement filed with the SEC on December 29, 1995.

        ** Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement filed with the SEC on March 25, 1998.

       *** Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement filed with the SEC on February 26, 1999.

         # Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement filed with the SEC on March 1, 2001.

         % Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement filed with the SEC on June 25, 2001.

         & Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement filed with the SEC on April 30, 2002.